PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2018
PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION [abstract]
Disclosure of principal activities, organization and basis of preparation

1    PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION

Principal activities

China Petroleum & Chemical Corporation (the “Company”) is an energy and chemical company that, through its subsidiaries (hereinafter collectively referred to as the “Group”), engages in oil and gas and chemical operations in the People’s Republic of China (the “PRC”). Oil and gas operations consist of exploring for, developing and producing crude oil and natural gas; transporting crude oil and natural gas by pipelines; refining crude oil into finished petroleum products; and marketing crude oil, natural gas and refined petroleum products. Chemical operations include the manufacture and marketing of a wide range of chemicals for industrial uses.

Organization

The Company was established in the PRC on February 25, 2000 as a joint stock limited company as part of the reorganization (the “Reorganization”) of China Petrochemical Corporation (“Sinopec Group Company”), the ultimate holding company of the Group and a ministry-level enterprise under the direct supervision of the State Council of the PRC. Prior to the incorporation of the Company, the oil and gas and chemical operations of the Group were carried on by oil administration bureaux, petrochemical and refining production enterprises and sales and marketing companies of Sinopec Group Company.

As part of the Reorganization, certain of Sinopec Group Company’s core oil and gas and chemical operations and businesses together with the related assets and liabilities were transferred to the Company. On February 25, 2000, in consideration for Sinopec Group Company transferring such oil and gas and chemical operations and businesses and the related assets and liabilities to the Company, the Company issued 68.8 billion domestic state-owned ordinary shares with a par value of RMB 1.00 each to Sinopec Group Company. The shares issued to Sinopec Group Company on February 25, 2000 represented the entire registered and issued share capital of the Company as of that date. The oil and gas and chemical operations and businesses transferred to the Company were related to (i) the exploration, development and production of crude oil and natural gas, (ii) the refining, transportation, storage and marketing of crude oil and petroleum products, and (iii) the production and sales of chemicals.

Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with all applicable International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). IFRS includes International Accounting Standards (“IAS”) and related interpretations (“IFRIC”). A summary of the significant accounting policies adopted by the Group are set out in Note 2. The accompanying financial statements were authorized for issue by the Board of Directors on March 22, 2019.

The accounting policies adopted are consistent with those of the previous financial year, except for the adoption of new and amended standards as set out below.

(a) New and amended standards and interpretations adopted by the Group

A number of new or amended standards became applicable for the current reporting period and the Group had to change its accounting policies as a result of adopting the following standards:

•	IFRS 9 'Financial Instruments', and
•	IFRS 15 'Revenue from Contracts with Customers'

IFRS 9 'Financial Instruments' and IFRS 15 'Revenue from Contracts with Customers'- Impact of adoption

The adoption of IFRS 9 'Financial Instruments' ('IFRS 9') and IFRS 15 'Revenue from Contracts with Customers' ('IFRS 15') from January 1, 2018 by the Group resulted in changes in accounting policies and adjustments to the amounts recognized in the financial statements.

Transition options of IFRS 9 'Financial Instruments'

Classification and measurement

The Group has elected to apply the limited exemption in IFRS 9 relating to transition for classification and measurement and impairment, and accordingly has not restated comparative periods in the year of initial application:

(a) any adjustments to carrying amounts of financial assets or liabilities are recognized at the beginning of the current reporting period, with the difference recognized in opening retained earnings

(b) financial assets are not reclassified in the balance sheet for the comparative period

(c) provisions for impairment have not been restated in the comparative period

Impairment

The Group has adopted the simplified expected credit loss model for its trade receivables and contract assets, as required by IFRS 9, and the general expected credit loss model for receivables and contract assets carried at amortized. The Group assessed the loss allowance for receivables under the expected credit loss model as of January 1, 2018, no significant difference compared with the loss allowance under accounting policies applied until December 31, 2017.

Hedging

The Group has applied the hedging accounting prospectively to the derivatives held for hedging purpose.

Financial instruments accounting policy applied until December 31, 2017 is disclosed in Note 2 (k) (iv).

Transition options of IFRS 15 'Revenue from Contracts with Customers'

The Group has elected to apply the simplified transition method, retrospectively with the cumulative effect of initially applying IFRS 15 as an adjustment to the balance as of January 1, 2018.

Presentation and description of contract assets and contract liabilities

The Group has decided to reclassify contract assets and contract liabilities and present them as a separate line item in the balance sheet based on the significance of the item.

The adjustments arising from the new accounting policies are therefore recognized in the opening balance sheet as of January 1, 2018, comparative figures have not been restated. The new accounting policies are disclosed in Note 2. The adoption of IFRS 9 and IFRS 15 has no significant impact on the Group’s financial statements.

The following tables show the adjustments recognized for each individual line item. Line items that were not affected by the changes have not been included. As a result, the sub-totals and totals disclosed cannot be recalculated from the numbers provided.

		Adjustment from	Adjustment from
	December 31,	Adoption of	Adoption of	January 1,
Consolidated balance sheet (extract)	2017	IFRS 9	IFRS 15	2018
	RMB	RMB	RMB	RMB
Non-current assets
Financial assets at fair value through other comprehensive income	—	1,676	—	1,676
Available-for-sale financial assets	1,676	(1,676)	—	—
Total non-current assets	1,066,455	—	—	1,066,455
Current assets
Total current assets	529,049	—	—	529,049
Current liabilities
Contract liabilities(i)	—	—	120,734	120,734
Other payables(i)	276,582	—	(120,734)	155,848
Total current liabilities	579,446	—	—	579,446
Non-current liabilities
Total non-current liabilities	163,168	—	—	163,168
	852,890	—	—	852,890
Equity
Other reserves	(2,934)	(12)	—	(2,946)
Retained earnings	326,125	12	—	326,137
Total equity	852,890	—	—	852,890

(i)    Advances from customers were reclassified as contract liabilities by implementation of IFRS 15 'Revenue from Contracts with Customers'.

(b) New and amended standards and interpretations not yet adopted by the Group

IFRS 16, ‘Leases’, was issued in January 2016. It will result in almost all leases being recognized on the balance sheet by lessees, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized. Leases to explore for or use oil and natural gas are not applied to IFRS 16.

The Group will apply the standard from its mandatory adoption date of January 1, 2019. The Group intends to apply the simplified transition approach and will not restate comparative amounts for the year prior to first adoption. All right-of-use assets will be measured at the amount of the lease liability on adoption (adjusted for any prepaid or accrued lease expenses).

In applying IFRS 16 for the first time, the Group has used the following practical expedients permitted by the standard:

• The use of a single discount rate to a portfolio of leases with reasonably similar characteristics
• The accounting for operating leases with a remaining lease term of less than 12 months as of January 1, 2019 as short-term leases

The Group has set up a project team which has reviewed all of the Group’s leasing arrangements over the last year in light of the new lease accounting rules in IFRS 16. The standard will affect primarily the accounting for the Group’s operating leases.

The Group expects to recognize right-of-use assets of approximately RMB 207.5 billion as of January 1, 2019, lease liabilities of RMB 198.6 billion (after adjustments for prepayments and accrued lease payments recognized as of December 31, 2018).

The preparation of the consolidated financial statements in accordance with IFRS requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Key assumptions and estimation made by management in the application of IFRS that have significant effect on the consolidated financial statements and the major sources of estimation uncertainty are disclosed in Note 39.